SCHEDULE OF FIXED ASSETS (Details) - USD ($)	May 31, 2023	Feb. 28, 2023		Feb. 28, 2022
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 530,063	$ 497,890		$ 187,017
Less: Accumulated depreciation	(227,103)	(182,002)		(49,065)
Fixed assets, net of accumulated depreciation	302,960	315,888	[1]	137,952
Fixed assets, net of accumulated depreciation	302,960	315,888	[1]	137,952
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	101,680	101,680		101,680
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	97,720	69,010		16,539
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	101,322	101,322
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	8,825	8,825
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	150,387	150,387		36,742
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	15,312	15,312		15,312
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	21,225	21,225
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	14,561	14,561		11,415
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 19,031	$ 15,568		$ 5,329

[1]	Derived from audited information